Shareholder Report, Average Annual Return (Details) WE0000000002504A_Dimensional U.S. Equity Market ETF_Single_TSR Annual {Single}		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Dimensional U.S. Equity Market ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional U.S. Equity Market ETF – NAV
Average Annual Return, Percent	[1]	21.31%	17.38%	14.39%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		20.81%	16.74%	14.08%

[1]
1	The Fund has adopted the performance of the Tax-Managed U.S. Equity Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on June 11, 2021. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on June 14, 2021.